Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Property and Equipment, Net

4.    Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2018	2017
Computer equipment and software	$1,225	$1,299
Furniture and fixtures	853	853
Leasehold improvements	355	355
Office equipment	211	211
	2,644	2,718
Less: accumulated depreciation	(2,625)	(2,667)
	$19	$51

Depreciation and amortization expense for the years ended December 31, 2018, 2017 and 2016 was $32,  $32, and $14, respectively.  Of these amounts, $1,  $2 and $2, respectively, were included in research and development expenses in the statements of operations.